Payden Low Duration Fund

Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (19%
)
2,901,577 Ally Bank 2026-A 144A, 4.86%, 3/15/34 (a) $ 2,895
677,028 Ally Bank Auto Credit-Linked Notes 2024-A
144A, 6.32%, 5/17/32 (a) 684
1,401,027 Ally Bank Auto Credit-Linked Notes 2025-A
144A, 4.99%, 6/15/33 (a) 1,397
1,406,292 Ally Bank Auto Credit-Linked Notes 2025-B
144A, 4.94%, 9/15/33 (a) 1,399
4,000,000 American Credit Acceptance Receivables Trust
2023-1 144A, 9.79%, 12/12/29 (a) 4,053
759,904 American Credit Acceptance Receivables Trust
2024-3 144A, 5.73%, 7/12/30 (a) 763
2,000,000 American Credit Acceptance Receivables Trust
2024-1 144A, 7.98%, 11/12/31 (a) 2,056
4,500,000 American Credit Acceptance Receivables Trust
2024-4 144A, 7.19%, 4/12/32 (a) 4,606
4,000,000 American Credit Acceptance Receivables Trust
2026-2 144A, 5.18%, 6/08/32 (a) 3,963
3,900,000 Bethpage Park CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.060%), 4.81%, 10/15/36 (a)(b) 3,903
2,800,000 BlueMountain CLO XXIX Ltd. 2020-29A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.050%), 4.86%, 7/25/34 (a)(b) 2,800
708,199 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 5.94%, 9/15/35 (a)(b) 708
2,850,000 CarMax Auto Owner Trust 2024-3, 5.67%,
1/15/31  2,880
2,300,000 CarMax Auto Owner Trust 2024-4, 5.36%,
8/15/31  2,309
1,850,000 Chase Auto Credit Linked Notes 2026-1 144A,
5.09%, 7/25/34 (a) 1,850
1,787,031 COOPR Residential Mortgage Trust 2025-CES4
144A, 5.04%, 11/25/60 (a) 1,769
3,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 3,456
2,350,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 2,329
3,500,000 Diamond Issuer LLC 2021-1A 144A, 3.79%,
11/20/51 (a) 3,420
1,611,477 Drive Auto Receivables Trust 2025-S1 144A,
6.04%, 6/16/29 (a) 1,618
4,000,000 Drive Auto Receivables Trust 2025-2, 4.90%,
12/15/32  3,959
1,935,375 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (a) 1,879
2,000,000 Eaton Vance CLO Ltd. 2014-1RA 144A, (3
mo. Term Secured Overnight Financing Rate +
1.600%), 5.35%, 7/15/30 (a)(b) 2,002
1,600,000 Exeter Automobile Receivables Trust 2026-3A,
5.44%, 10/15/32  1,597
2,200,000 Flexential Issuer LLC 2025-1A 144A, 6.03%,
10/25/60 (a) 2,181
3,600,000 Fortress Credit Opportunities XLI CLO
Ltd. 2026-41A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.400%), 4.96%,
7/20/34 (a)(b) 3,600
1,000,000 Harvest U.S. CLO Ltd. 2023-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.150%), 4.90%, 1/15/37 (a)(b) 1,001
1,900,000 Hotwire Funding LLC 2021-1 144A, 2.66%,
11/20/51 (a) 1,887
Principal
or Shares Security Description
Value
(000)
2,500,000 Hotwire Funding LLC 2023-1A 144A, 5.69%,
5/20/53 (a) $ 2,508
2,450,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 2,521
2,550,000 Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%,
12/15/55 (a) 2,534
1,700,000 Lmdv Issuer Co. LLC 2026-1A 144A, 5.91%,
7/17/56 (a) 1,690
3,580,245 Madison Park Funding XXXIII Ltd. 2019-33A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.030%), 4.78%, 10/15/32 (a)(b) 3,584
3,500,000 MetroNet Infrastructure Issuer LLC 2025-2A
144A, 7.83%, 8/20/55 (a) 3,560
2,850,000 MetroNet Infrastructure Issuer LLC 2026-1A
144A, 7.10%, 4/20/56 (a) 2,825
2,598,000 Mtp Abs Funding LLC 2026-1A 144A, 5.88%,
4/25/56 (a) 2,584
4,900,000 OneMain Direct Auto Receivables Trust 2026-
1A 144A, 4.49%, 12/14/33 (a) 4,839
4,400,000 Onemain Financial Issuance Trust 2025-1A
144A, 4.82%, 7/14/38 (a) 4,391
3,750,000 RCKT Mortgage Trust 2026-CES7 144A,
5.41%, 7/01/56 (a) 3,758
2,675,000 Retained Vantage Data Centers Issuer LLC 2023-
1A 144A, 5.75%, 9/15/48 (a) 2,625
2,201,944 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 18.06%, 12/15/32 (a) 2,260
1,559,045 Santander Bank Auto Credit-Linked Notes 2023-
A 144A, 13.75%, 6/15/33 (a) 1,592
1,212,711 Securitized Term Auto Receivables Trust 2025-B
144A, 5.12%, 12/29/32 (a) 1,218
3,900,000 Sound Point CLO XXXI Ltd. 2021-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 4.88%, 10/25/34 (a)(b) 3,900
3,850,000 Switch ABS Issuer LLC 2026-1A 144A, 5.61%,
3/27/56 (a) 3,833
3,743,623 Towd Point Mortgage Trust 2026-CES3 144A,
5.30%, 6/20/66 (a) 3,734
2,150,000 VB-S1 Issuer LLC 2026-1A 144A, 4.69%,
3/15/56 (a) 2,086
850,000 VB-S1 Issuer LLC 2026-1A 144A, 6.84%,
3/15/56 (a) 851
975,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 968
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 1,024
3,200,000 Vibrant CLO XVI Ltd. 2023-16A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.00%, 7/15/36 (a)(b) 3,200
3,000,000 Westlake Automobile Receivables Trust 2026-
2A 144A, 5.25%, 3/15/32 (a) 2,985
2,200,000 Wind River CLO Ltd. 2022-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.150%), 4.88%, 7/20/35 (a)(b) 2,200
4,432,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 4,306
Total Asset Backed (Cost - $139,215)
138,540
Corporate Bond (34%
)
Financial  (20%)
2,400,000 ABN AMRO Bank NV 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.650%), 6.34%, 9/18/27 (a)(b) 2,405

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
930,000 Ally Financial Inc. , (Secured Overnight
Financing Rate + 1.960%), 5.74%, 5/15/29 (b) $ 941
2,890,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.260%), 4.73%, 4/25/29 (b) 2,893
3,345,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.810%), 4.35%, 7/20/29 (b) 3,326
1,510,000 Ares Capital Corp. , 5.55%, 1/15/30  1,495
4,025,000 Ares Strategic Income Fund , 5.45%, 9/09/28  4,002
4,945,000 Athene Global Funding 144A, 5.52%,
3/25/27 (a) 4,977
995,000 Aviation Capital Group LLC 144A, 4.75%,
4/14/27 (a) 997
925,000 Aviation Capital Group LLC 144A, 4.25%,
4/30/29 (a) 907
505,000 Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (a) 521
1,800,000 Banco Bilbao Vizcaya Argentaria SA , 4.15%,
3/03/29  1,771
4,000,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950%), 5.37%, 7/15/28 (b) 4,027
4,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.110%), 4.62%, 5/09/29 (b) 4,671
2,365,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.730%), 4.25%, 2/02/30 (b)
(c) 2,329
3,720,000 Banque Federative du Credit Mutuel SA 144A,
4.79%, 7/09/29 (a) 3,696
1,445,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 1.080%), 4.48%, 11/11/29 (b) 1,430
995,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 0.930%), 4.22%, 5/24/30 (b) 973
5,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  4,989
760,000 Blue Owl Credit Income Corp. , 7.95%, 6/13/28  783
4,945,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 1.450%), 4.79%, 5/09/29 (a)
(b) 4,938
850,000 Brown & Brown Inc. , 4.70%, 6/23/28  849
2,870,000 CaixaBank SA 144A, (U.S. Secured Overnight
Financing Rate + 1.140%), 4.63%, 7/03/29 (a)
(b) 2,862
1,625,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.790%), 4.28%,
1/29/30 (b) 1,602
2,605,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (b) 2,620
1,100,000 Citadel Finance LLC 144A, 5.90%, 2/10/30 (a) 1,105
2,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.143%), 4.64%, 5/07/28 (b) 2,301
4,685,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.870%), 4.79%, 3/04/29 (b) 4,686
1,105,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 0.700%), 4.19%, 1/29/29 (b) 1,095
1,960,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950%), 5.43%, 3/01/28 (a)(b)(c) 1,969
1,270,000 Franklin BSP Capital Corp. , 7.20%, 6/15/29  1,297
720,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 740
1,655,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.319%), 4.94%,
4/23/28 (b) 1,658
Principal
or Shares Security Description
Value
(000)
2,560,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.710%), 4.15%,
1/21/29 (b) $ 2,536
4,090,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.900%), 4.15%,
10/21/29 (b) 4,026
1,730,000 Goldman Sachs Private Credit Corp. , 5.38%,
1/31/29  1,714
505,000 Host Hotels & Resorts LP , 4.25%, 12/15/28  497
3,860,000 HPS Corporate Lending Fund , 5.30%, 6/05/27  3,861
1,830,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.800%), 5.00%, 6/29/30 (a)(b) 1,822
4,223,000 Keybank National Association , 5.85%, 11/15/27  4,282
1,540,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (b) 1,542
1,620,000 Main Street Capital Corp. , 5.40%, 8/15/28  1,616
2,135,000 Main Street Capital Corp. , 6.95%, 3/01/29  2,195
1,190,000 Manufacturers & Traders Trust Co. , (U.S. Secured
Overnight Financing Rate + 0.950%), 4.76%,
7/06/28 (b) 1,191
1,015,000 Manufacturers & Traders Trust Co. , (U.S. Secured
Overnight Financing Rate + 0.940%), 4.55%,
4/18/30 (b) 1,004
490,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.780%), 4.59%, 4/18/30 (b) 486
805,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.670%), 4.98%, 7/24/30 (b) 806
3,740,000 Mizuho Financial Group Inc. , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.680%), 4.78%, 7/13/30 (b) 3,718
2,440,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.380%), 4.99%, 4/12/29 (b) 2,449
3,930,000 Morgan Stanley , (Secured Overnight Financing
Rate + 0.960%), 4.56%, 4/10/30 (b) 3,890
2,545,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.930%), 4.97%,
7/14/28 (b) 2,553
880,000 Morgan Stanley Bank N.A. , (Secured Overnight
Financing Rate + 0.974%), 4.79%, 5/10/30 (b) 877
2,440,000 National Bank of Canada , (Secured Overnight
Financing Rate + 0.760%), 4.17%, 1/20/29 (b) 2,422
80,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer 144A,
4.88%, 5/15/29 (a) 78
3,465,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.50%, 8/06/29 (b) 3,449
4,525,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.610%), 5.47%,
3/20/29 (b) 4,562
1,885,000 Starwood Property Trust Inc. 144A, 5.88%,
8/15/29 (a) 1,889
645,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (a) 656
895,000 Sumitomo Mitsui Financial Group Inc. , 4.11%,
1/15/29  881
685,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 1.395%), 5.02%, 7/29/29 (b) 683
1,950,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 1.346%), 5.45%, 10/15/30 (b)
(c) 1,953

Principal
or Shares Security Description
Value
(000)
1,320,000 Truist Bank I, (U.S. Secured Overnight Financing
Rate + 0.662%), 4.14%, 1/27/29 (b) $ 1,308
2,240,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 2,255
2,205,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 0.840%), 4.15%, 12/23/29 (a)
(b) 2,170
3,610,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.370%), 4.97%, 4/23/29 (b) 3,625
3,905,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.880%), 4.08%, 9/15/29 (b) 3,848
1,245,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.740%), 4.18%, 1/23/30 (b) 1,225
480,000 XHR LP 144A, 6.63%, 5/15/30 (a) 491
965,000 Zions Bancorp N.A. , (U.S. Secured Overnight
Financing Rate + 1.055%), 4.48%, 2/09/29 (b) 958
1,210,000 Zions Bancorp N.A. , (U.S. Secured Overnight
Financing Rate + 1.080%), 5.24%, 10/01/29 (b) 1,211
149,584
Industrial  (9%)
830,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (a) 849
810,000 Airbnb Inc. , 4.40%, 3/16/29  803
440,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.50%,
3/31/31 (a) 423
440,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.63%,
3/31/32 (a) 419
1,550,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 1,547
1,000,000 Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (a) 1,009
705,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (a) 702
730,000 American Honda Finance Corp. , 4.15%, 1/08/29  719
3,270,000 Amrize Finance U.S. LLC , 4.70%, 4/07/28  3,271
4,465,000 ArcelorMittal SA , 6.55%, 11/29/27  4,566
290,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (a) 281
760,000 Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a) 771
2,365,000 Carnival Corp. Ltd. 144A, 4.00%, 8/01/28 (a) 2,318
590,000 Carnival Corp. Ltd. 144A, 5.13%, 5/01/29 (a) 586
795,000 Carnival Corp. Ltd. 144A, 5.75%, 3/15/30 (a) 797
476,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 475
3,190,000 CommonSpirit Health , 6.07%, 11/01/27  3,241
2,600,000 Dell International LLC/EMC Corp. , 4.15%,
2/15/29  2,561
575,000 Equifax Inc. , 5.00%, 8/15/29  576
1,355,000 Fidelity National Information Services Inc. ,
4.55%, 3/10/29  1,343
790,000 GE HealthCare Technologies Inc. , 4.15%,
12/15/28  781
1,085,000 HCA Inc. , 5.00%, 3/01/28  1,090
2,555,000 Hewlett Packard Enterprise Co. , 4.15%, 9/15/28  2,525
935,000 Hilton Domestic Operating Co. Inc. 144A,
5.88%, 4/01/29 (a) 943
1,760,000 Hyundai Capital America 144A, 4.25%,
1/08/29 (a) 1,733
1,525,000 Icon Investments Six DAC , 5.81%, 5/08/27  1,536
1,010,000 Jabil Inc. , 4.20%, 2/01/29  992
2,300,000 Las Vegas Sands Corp. , 5.90%, 6/01/27  2,319
Principal
or Shares Security Description
Value
(000)
265,000 Lithia Motors Inc. 144A, 4.38%, 1/15/31 (a) $ 251
765,000 Maple Parent Holdings Corp. 144A, 4.75%,
3/26/29 (a) 762
1,550,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 1,547
1,260,000 Mercedes-Benz Finance North America LLC
144A, 4.25%, 3/10/29 (a) 1,241
680,000 Meritage Homes Corp. , 5.13%, 6/06/27  680
1,650,000 Microchip Technology Inc. , 4.90%, 3/15/28  1,655
810,000 Mobility Global Inc. 144A, 5.05%, 6/15/29 (a) 807
1,895,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30%, 8/19/28  1,877
2,690,000 Oracle Corp. , 4.55%, 2/04/29  2,623
775,000 Primo Water Holdings Inc./Triton Water
Holdings Inc. 144A, 4.38%, 4/30/29 (a) 751
2,045,000 Salesforce Inc. , 4.50%, 3/15/28  2,041
4,040,000 Salesforce Inc. , 4.65%, 3/15/29  4,023
240,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (a) 227
620,000 SV RNO Property Owner 1 LLC 144A, 5.88%,
3/01/31 (a) 576
1,960,000 Synopsys Inc. , 4.65%, 4/01/28  1,958
1,280,000 TD SYNNEX Corp. , 4.30%, 1/17/29  1,259
1,840,000 Travel + Leisure Co. 144A, 6.25%, 6/01/31 (a) 1,844
315,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 303
63,601
Utility  (5%)
565,000 AES Corp. , 5.20%, 7/15/29  566
1,270,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (a) 1,278
590,000 AmeriGas Partners LP/AmeriGas Finance Corp.
144A, 6.88%, 6/01/31 (a) 599
3,240,000 Antero Resources Corp. 144A, 5.38%,
3/01/30 (a) 3,248
1,010,000 Beusa Investments LLC 144A, 7.00%,
8/01/31 (a) 988
725,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 744
1,983,475 Brazos Securitization LLC 144A, 5.01%,
9/01/31 (a) 1,983
385,000 Caturus Energy LLC 144A, 7.13%, 5/15/31 (a) 382
3,475,000 ENEL Finance International NV 144A, 4.63%,
7/13/29 (a) 3,449
520,000 Enerflex Inc. 144A, 6.88%, 1/15/31 (a) 529
785,000 Evergy Inc. , 4.25%, 3/15/29  774
1,610,000 Evergy Kansas Central Inc. , 4.70%, 3/13/28  1,610
2,280,000 Hess Midstream Operations LP 144A, 5.88%,
3/01/28 (a) 2,293
640,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 653
560,000 Infinity Natural Resources LLC 144A, 7.63%,
4/01/31 (a) 559
755,000 Kodiak Gas Services LLC 144A, 5.88%,
4/01/31 (a) 747
1,305,000 Kraken Oil & Gas Partners LLC 144A, 7.13%,
5/15/31 (a) 1,288
1,705,000 National Fuel Gas Co. , 4.75%, 5/15/29  1,693
1,165,000 Repsol E&P Capital Markets U.S. LLC 144A,
4.81%, 9/16/28 (a) 1,165
940,000 Saturn Oil & Gas Inc. 144A, 8.50%, 7/30/31 (a)
(c) 943
550,000 Sunoco LP 144A, 7.00%, 5/01/29 (a) 562

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
1,220,000 Sunoco LP 144A, 5.38%, 7/15/31 (a) $ 1,197
1,550,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 1,534
1,550,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,603
1,190,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (a) 1,274
580,000 Vistra Operations Co. LLC 144A, 5.05%,
12/30/26 (a) 582
935,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 935
1,430,000 Vistra Operations Co. LLC 144A, 4.30%,
10/15/28 (a) 1,413
3,650,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a) 3,685
38,276
Total Corporate Bond (Cost - $251,719)
251,461
Mortgage Backed (25%
)
2,500,000 Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.310%),
4.98%, 8/18/42 (a)(b) 2,503
3,900,000 BAY Trust 2026-MDWS 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.643%),
5.32%, 6/15/41 (a)(b) 3,895
3,300,000 BDS LLC 2026-FL17 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.550%), 5.22%,
5/19/43 (a)(b) 3,303
113,110,913 Benchmark Mortgage Trust 2018-B6, 0.39%,
10/10/51 (d) 693
2,300,000 BHMS Commercial Mortgage Trust 2025-ATLS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.850%), 5.53%, 8/15/42 (a)(b) 2,307
1,850,446 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.792%), 5.47%, 2/15/39 (a)(b) 1,856
3,100,000 BX Commercial Mortgage Trust 2026-CSMO
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.700%), 5.38%, 2/15/43 (a)(b) 3,126
3,230,000 BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a) 3,149
3,454,200 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
5.62%, 6/15/41 (a)(b) 3,458
3,100,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
5.57%, 3/15/42 (a)(b) 3,093
4,200,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.38%, 7/15/44 (a)(b) 4,195
4,000,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.100%),
5.78%, 12/15/44 (a)(b) 4,009
1,575,999 BXMT Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.414%),
5.09%, 5/15/38 (a)(b) 1,572
21,312,774 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (d) 428
4,167,097 COLT Mortgage Loan Trust 2025-6 144A,
5.53%, 8/25/70 (a) 4,175
3,625,000 COLT Mortgage Loan Trust 2026-5 144A,
5.66%, 7/27/71 (a) 3,610
3,300,000 CONE Commercial Mortgage Trust 2026-ACD6
144A, 6.06%, 7/15/43 (a)(d) 3,279
Principal
or Shares Security Description
Value
(000)
4,510,000 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200%), 9.82%,
11/25/41 (a)(b) $ 4,577
2,050,000 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.500%), 9.12%,
12/25/41 (a)(b) 2,084
4,250,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.62%,
12/25/41 (a)(b) 4,328
2,884,000 Connecticut Avenue Securities Trust 2022-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500%), 13.12%,
3/25/42 (a)(b) 3,031
2,500,000 Connecticut Avenue Securities Trust 2022-R03
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.850%), 13.47%,
3/25/42 (a)(b) 2,632
4,500,000 Connecticut Avenue Securities Trust 2022-R05
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.000%), 10.62%,
4/25/42 (a)(b) 4,683
4,000,000 Connecticut Avenue Securities Trust 2022-R07
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 12.000%), 15.62%,
6/25/42 (a)(b) 4,371
2,700,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 5.42%,
1/25/44 (a)(b) 2,723
2,600,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 5.42%,
2/25/44 (a)(b) 2,623
624,995 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.22%,
9/25/44 (a)(b) 626
4,549,487 Cross Mortgage Trust 2026-NQM1 144A,
4.70%, 2/25/61 (a)(d) 4,484
1,655,533 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(d) 1,661
3,672,796 Cross Mortgage Trust 2025-H6 144A, 5.18%,
7/25/70 (a)(d) 3,652
2,184,698 Cross Mortgage Trust 2026-NQM8 144A,
5.79%, 7/25/71 (a) 2,181
1,663,000 Cross Mortgage Trust 2026-NQM9 144A,
5.98%, 8/25/71 (a) 1,664
4,143,085 Freddie Mac REMIC 5057, 1.00%, 4/15/54  3,859
3,800,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.250%), 9.87%,
9/25/41 (a)(b) 3,827
3,273,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.500%), 11.12%,
10/25/41 (a)(b) 3,319
2,141,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800%), 11.42%,
11/25/41 (a)(b) 2,183

Principal
or Shares Security Description
Value
(000)
3,700,000 Freddie Mac STACR REMIC Trust 2021-HQA4
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.000%), 10.62%,
12/25/41 (a)(b) $ 3,783
3,350,000 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.100%), 10.72%,
1/25/42 (a)(b) 3,441
3,400,000 Freddie Mac STACR REMIC Trust 2022-HQA1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 11.000%), 14.62%,
3/25/42 (a)(b) 3,604
40,906 Freddie Mac STACR REMIC Trust 2024-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.450%), 5.07%,
10/25/44 (a)(b) 41
130,653 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.12%,
3/25/52 (a)(b) 131
1,000,000 Greystone CRE Notes HC-4 LLC 2025-HC4
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.240%), 5.92%, 10/15/42 (a)(b) 1,002
1,624,700 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
5.52%, 10/15/41 (a)(b) 1,630
1,370,678 HOMES Trust 2026-NQM4 144A, 5.81%,
6/25/61 (a) 1,366
1,397,465 JP Morgan Mortgage Trust 2024-NQM1 144A,
5.59%, 2/25/64 (a) 1,402
1,384,600 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.514%), 5.19%, 3/15/38 (a)(b) 1,330
1,644,022 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A, 4.96%, 9/25/70 (a)(d) 1,626
2,255,769 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM6 144A, 5.86%, 5/26/71 (a) 2,249
1,416,645 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(d) 1,360
972,463 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(d) 922
3,100,000 NYC Commercial Mortgage Trust 2026-31W
144A, 5.54%, 7/15/38 (a)(d) 3,089
2,000,000 NYC Commercial Mortgage Trust 2021-909
144A, 2.94%, 4/10/43 (a) 1,683
3,395,520 OBX Trust 2025-R1 144A, 4.94%, 9/25/62 (a) 3,352
3,193,272 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 3,195
512,520 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 514
2,141,012 OBX Trust 2025-NQM6 144A, 5.60%,
3/25/65 (a) 2,142
1,090,359 OBX Trust 2025-NQM14 144A, 5.16%,
7/25/65 (a) 1,085
2,629,270 OBX Trust 2026-NQM2 144A, 4.82%,
12/01/65 (a)(d) 2,593
1,082,998 OBX Trust 2026-NQM8 144A, 5.60%,
5/25/66 (a) 1,077
2,800,438 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(d) 2,483
2,648,550 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 2,655
Principal
or Shares Security Description
Value
(000)
1,117,254 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) $ 1,117
2,192,887 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 2,190
1,919,143 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (a)(d) 1,910
3,767,225 RCKT Mortgage Trust 2026-CES3 144A,
5.14%, 3/25/56 (a) 3,737
1,686,714 Towd Point Mortgage Trust 2026-CES2 144A,
4.72%, 2/25/66 (a) 1,658
3,548,280 VASA Trust 2021-VASA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
4.69%, 7/15/39 (a)(b) 3,490
1,294,875 Verus Securitization Trust 2025-4 144A, 5.45%,
5/25/70 (a) 1,297
1,778,976 Verus Securitization Trust 2025-6 144A, 5.72%,
7/25/70 (a) 1,775
2,675,405 Verus Securitization Trust 2025-7 144A, 5.13%,
8/25/70 (a) 2,669
3,461,884 Verus Securitization Trust 2025-11 144A,
4.91%, 11/25/70 (a)(d) 3,422
3,808,770 Verus Securitization Trust 2026-2 144A, 4.59%,
2/25/71 (a)(d) 3,742
4,775,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.693%), 5.37%, 10/15/42 (a)
(b) 4,790
Total Mortgage Backed (Cost - $189,518)
186,711
Municipal (1%
)
820,000 California Earthquake Authority A, 5.60%,
7/01/27  827
8,358,617 Texas Natural Gas Securitization Finance Corp.
2023-1, 5.10%, 4/01/35  8,472
Total Municipal (Cost - $9,178)
9,299
U.S. Treasury (18%
)
4,280,000 U.S. Treasury Note , 3.88%, 6/15/28  4,250
13,760,000 U.S. Treasury Note , 4.13%, 6/30/28  13,725
10,065,000 U.S. Treasury Note , 3.38%, 9/15/28  9,880
5,540,000 U.S. Treasury Note , 3.50%, 1/15/29  5,436
52,155,000 U.S. Treasury Note , 3.50%, 2/15/29  51,134
701,000 U.S. Treasury Note , 3.88%, 4/15/29  693
32,106,000 U.S. Treasury Note , 4.13%, 7/15/29  31,927
4,886,000 U.S. Treasury Note , 3.88%, 4/30/31  4,773
11,210,000 U.S. Treasury Note , 4.13%, 6/30/31  11,063
Total U.S. Treasury (Cost - $134,355)
132,881
Investment Company (3%
)
11,202,148 Payden Cash Reserves Money Market Fund* 11,202
851,032 Payden Floating Rate Fund, SI Class* 8,085
Total Investment Company (Cost - $19,345)
19,287
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $4,052) 4,126
Total Investments (Cost - $747,382) (100%)
742,305
Liabilities in excess of Other Assets (0%)
(75)
Net Assets (100%) $ 742,230
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.

Payden Mutual Funds
Payden Low Duration Fund
continued
(c) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $4,841 and the total market value of the collateral held by the Fund is $4,826. Amounts in 000s.
(d) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.6%
10-Year SOFR Swap, Receive Fixed 3.900% Annually,
Pay Variable 3.660% (SOFRRATE) Annually Barclays Bank PLC $ 84,800 02/09/2027 $ 472 Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.900% Annually Barclays Bank PLC 84,800 02/09/2027 3,654 Put
Total Purchased Swaptions
$4,126
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 377 Sep-26 $ 41,358 $ (569) $ (569)
U.S. Treasury 2-Year Note Future 1,195 Sep-26 245,703 (766) (766)
a a
(1,335)
Short Contracts:
U.S. Treasury 5-Year Note Future 106 Sep-26 (11,234) 55 55
a a
Total Futures
$(1,280)